Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment reporting

Note 6. Segment reporting

Segment information is presented at a combination of geographical segments and business units, consistent with the information that is available and evaluated regularly by the chief operating decision maker.

The Group operates its business through five segments which are its reportable segments for financial reporting purposes: Procaps Colombia, Central America North (“CAN”), Central America South and North Andes (“CASAND”), NextGel and Diabetrics. Segment management, the respective Vice Presidents, are responsible for managing performance, underlying risks and operations. Management uses a broad set of performance indicators to measure segment performance and to make decisions around resource allocation.

The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

	NextGel			Procaps Colombia			CAN			CASAND
Three months ended June 30, 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	62,678	(30,698)	31,980	38,067	(25)	38,042	18,471	(4,658)	13,813	25,285	(4,267)	21,018
Contribution margin [1]	12,473	(926)	11,547	11,389	(133)	11,256	5,214	622	5,836	5,847	4,286	10,133

	Diabetrics			Corporate			Total
Three months ended June 30, 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	9,945	(4,741)	5,204	—	—	—	154,446	(44,389)	110,057
Contribution margin[1]	201	(133)	68	700	151	851	35,824	3,867	39,691
Administrative expenses	—	—	—	25,150	(548)	24,602	25,150	(548)	24,602
Finance expenses	—	—	—	6,739	41	6,780	6,739	41	6,780
Other (income) expenses, net	—	—	—	(31,681)	2,054	(29,627)	(31,681)	2,054	(29,627)
Income (loss) before tax							35,616	2,320	37,936

	NextGel			Procaps Colombia			CAN			CASAND
Three months ended June 30, 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	64,883	(31,960)	32,923	41,253	(1,658)	39,595	22,122	(5,287)	16,835	22,666	(5,566)	17,100
Contribution margin[1]	18,044	(552)	17,492	15,804	(695)	15,109	6,280	(20)	6,260	4,443	2,505	6,948

	Diabetrics			Corporate			Total
Three months ended June 30, 2022	Total	Inter-segment eliminations	External	Total	Inter-segment eliminations	External	Total	Inter-segment eliminations	External
Revenue	12,143	(6,176)	5,967	—	—	—	163,067	(50,647)	112,420
Contribution margin[1]	1,383	40	1,423	441	(704)	(263)	46,394	575	46,969
Administrative expenses	—	—	—	28,844	1	28,845	28,844	1	28,845
Finance expenses	—	—	—	18,791	—	18,791	18,791	—	18,791
Other (income) expenses, net	—	—	—	8,626	—	8,626	8,626	—	8,626
Income (loss) before tax							(9,868)	574	(9,293)

	NextGel			Procaps Colombia			CAN			CASAND
Six months ended June 30, 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter-segment eliminations	External
Revenue	107,432	(50,491)	56,941	67,834	(236)	67,598	33,618	(10,239)	23,379	44,994	(7,954)	37,040
Contribution margin[1]	21,564	(1,591)	19,973	20,393	(67)	20,326	7,267	1,371	8,638	8,518	8,152	16,670

	Diabetrics			Corporate			Total
Six months ended June 30, 2023	Total	Inter-segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter-segment eliminations	External
Revenue	16,760	(7,499)	9,261	—	—	—	270,638	(76,419)	194,219
Contribution margin[1]	(12)	(420)	(432)	(14,075)	13,983	(92)	43,655	21,428	65,083
Administrative expenses	—	—	—	2,545	44,176	46,721	2,545	44,176	46,721
Finance expenses	—	—	—	8,408	(3,277)	5,131	8,408	(3,277)	5,131
Other (income) expenses, net	—	—	—	(27,003)	(6,582)	(33,585)	(27,003)	(6,582)	(33,585)
Income (loss) before tax							59,705	(12,889)	46,816

	NextGel			Procaps Colombia			CAN			CASAND
Six months ended June 30, 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	123,038	(64,778)	58,260	72,802	(1,349)	71,453	37,522	(9,417)	28,105	39,191	(9,529)	29,662
Contribution margin[1]	35,775	(8,071)	27,704	24,705	155	24,860	9,045	(651)	8,394	6,037	5,810	11,847

	Diabetrics			Corporate			Total
Six months ended June 30, 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	19,737	(9,167)	10,570		—		292,290	(94,240)	198,050
Contribution margin[1]	1,432	(93)	1,339	1,937	(2,147)	(210)	78,930	(4,996)	73,934
Administrative expenses	—	—	—	53,400	—	53,400	53,400	—	53,400
Finance expenses	—	—	—	4,209	—	4,209	4,209	—	4,209
Other (income) expenses, net	—	—	—	3,503	—	3,503	3,503	—	3,503
Income (loss) before tax							17,817	(4,996)	12,822

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Major customer

The Group does not have revenue from a single customer comprising more than ten percent of its consolidated revenue.

Geographical information

In presenting geographical information, the Group’s revenue is based on the geographical location of the customers.

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
South America	$75,362	$73,956	$135,104	$133,156
Central America	23,733	26,265	39,480	42,546
North America	9,136	9,072	16,562	17,304
Europe	1,826	3,127	3,073	5,044
Total	$110,057	$112,420	$194,219	$198,050

Seasonality of operations

The Group has been subject to normal seasonal fluctuations that generate less income during the first half of the year. In general, there are no significant variations on sales to customers throughout the year.